Total Equity - Common Stock, Number of shares outstanding (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Common shares
Number of shares outstanding:
Beginning balance, shares outstanding (in shares)	23,865,600
Ending balance, shares outstanding (in shares)	23,325,305	23,865,600
Multiple and subordinate voting shares
Number of shares outstanding:
Interest in multiple and subordinate voting shares held through ownership interest in shareholder	(799,230)	(799,230)
Fairfax subordinate voting shares
Number of shares outstanding:
Beginning balance, shares outstanding (in shares)	23,116,830	25,427,736
Purchases for cancellation (in shares)	(387,790)	(2,137,923)
Treasury shares acquired (in shares)	(295,474)	(293,197)
Treasury shares reissued (in shares)	142,969	120,214
Ending balance, shares outstanding (in shares)	22,576,535	23,116,830
Multiple voting shares
Number of shares outstanding:
Beginning balance, shares outstanding (in shares)	1,548,000	1,548,000
Ending balance, shares outstanding (in shares)	1,548,000	1,548,000